NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

SUPPLEMENT DATED JUNE 28, 2012

TO THE PROSPECTUS DATED NOVEMBER 30, 2011

The liquidation of Nuveen Tradewinds Global Flexible Allocation Fund is complete. Any references to Nuveen Tradewinds Global Flexible Allocation Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TWGFAP-0612P